Consolidated Statements Of Changes in Equity - KZT (₸) ₸ in Millions	Total	Issued Capital	Treasury Shares	Additional Paid-in- Capital	Revaluation Reserve/(Deficit) Of Financial Assets And Other Reserves	Share- Based Compensation Reserve	Retained Earnings	Total Equity Attributable To Shareholders Of The Company	Non- Controlling Interest
Beginning balance at Dec. 31, 2020	₸ 394,660	₸ 130,144	₸ (34,319)	₸ 506	₸ 5,171	₸ 8,788	₸ 280,828	₸ 391,118	₸ 3,542
Net income	435,214						431,914	431,914	3,300
Other comprehensive loss	(2,601)				(2,574)			(2,574)	(27)
Total Comprehensive Income	432,613				(2,574)		431,914	429,340	3,273
Dividends declared	(340,362)						(340,362)	(340,362)
Dividends declared by subsidiary to non-controlling interest	(1,847)								(1,847)
Share options accrued	19,631					19,631		19,631
Share options exercised			1,705			(7,177)	5,472
Ending balance at Dec. 31, 2021	504,695	130,144	(32,614)	506	2,597	21,242	377,852	499,727	4,968
Net income	588,844						585,026	585,026	3,818
Other comprehensive loss	(11,923)				(11,798)			(11,798)	(125)
Total Comprehensive Income	576,921				(11,798)		585,026	573,228	3,693
Dividends declared	(210,102)						(210,102)	(210,102)
Dividends declared by subsidiary to non-controlling interest	(2,137)								(2,137)
Share options accrued	19,984					19,984		19,984
Share options exercised			2,228			(11,952)	9,724
Share buy-back program	(63,672)		(63,672)					(63,672)
Ending balance at Dec. 31, 2022	825,689	130,144	(94,058)	506	(9,201)	29,274	762,500	819,165	6,524
Net income	848,770						841,351	841,351	7,419
Other comprehensive loss	19,121				18,920			18,920	201
Total Comprehensive Income	867,891				18,920		841,351	860,271	7,620
Acquisitions of subsidiaries with non-controlling interest	18,183								18,183
Adjustment arising from change in non- controlling interest (Note 28)							(1,337)	(1,337)	1,337
Dividends declared	(560,132)						(560,132)	(560,132)
Dividends declared by subsidiary to non-controlling interest	(8,574)								(8,574)
Share options accrued	20,859					20,859		20,859
Share options exercised			2,760			(15,323)	12,563
Share buy-back program	(60,703)		(60,703)					(60,703)
Ending balance at Dec. 31, 2023	₸ 1,103,213	₸ 130,144	₸ (152,001)	₸ 506	₸ 9,719	₸ 34,810	₸ 1,054,945	₸ 1,078,123	₸ 25,090